Financial risk management	6 Months Ended
Dec. 31, 2025
Financial Risk Management
Financial risk management

22.	Financial risk management

The Group’s activities expose it to a variety of financial risks from its operations. The key financial risks include credit risk, market risk (including foreign currency risk, interest rate risk) and liquidity risk.

The Directors review and agree policies and procedures for the management of these risks, which are executed by the management team. It is, and has been throughout the current and previous financial period/year, the Group’s policy that no trading in derivatives for speculative purposes shall be undertaken.

The following sections provide details regarding the Group’s exposure to the abovementioned financial risks and the objectives, policies and processes for the management of these risks.

There has been no change to the Group’s exposure to these financial risks or the manner in which it manages and measures the risks.

a)	Credit risk

Credit risk refers to the risk that the counterparty will default on its contractual obligations resulting in a loss to the Group. The Group’s exposure to credit risk arises primarily from trade and other receivables.

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

22.	Financial risk management (Continued)

a)	Credit risk (Continued)

The Group has adopted a policy of only dealing with creditworthy counterparties. The Group performs ongoing credit evaluation of its counterparties’ financial condition and generally do not require a collateral.

The Group considers the probability of default upon initial recognition of asset and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period.

The Group has determined the default event on a financial asset to be when internal and/or external information indicates that the financial asset is unlikely to be received, which could include default of contractual payments due for more than 60 days, default of interest due for more than 30 days or there is significant difficulty of the counterparty.

To minimise credit risk, the Group has developed and maintained the Group’s credit risk gradings to categorise exposures according to their degree of risk of default. The credit rating information is supplied by publicly available financial information and the Group’s own trading records to rate its major customers and other debtors. The Group considers available reasonable and supportive forward-looking information which includes the following indicators:

-	Actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant change to the debtor’s ability to meet its obligations
-	Actual or expected significant changes in the operating results of the debtor
-	Significant increases in credit risk on other financial instruments of the same debtor
-	Significant changes in the expected performance and behaviour of the debtor, including changes in the payment status of debtors in the Group and changes in the operating results of the debtor.

Regardless of the analysis above, a significant increase in credit risk is presumed if a debtor is more than 30 days past due in making contractual payment.

The Group determined that its financial assets are credit-impaired when:

-	There is significant difficulty of the debtor
-	A breach of contract, such as a default or past due event
-	It is becoming probable that the debtor will enter bankruptcy or other financial reorganisation
-	There is a disappearance of an active market for that financial asset because of financial difficulty

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

22.	Financial risk management (Continued)

a)	Credit risk (Continued)

The Group categorises a receivable for potential write-off when a debtor fails to make contractual payments more than 120 days past due. Financial assets are written off when there is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.

The Group’s current credit risk grading framework comprises the following categories:

Category	Definition of category	Basis for recognising expected credit loss (ECL)
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL - not credit-impaired
III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL - credit impaired
IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written off

The table below details the credit quality of the Group’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

			12-month
			or	Gross		Net
			lifetime	carrying	Loss	carrying
	Note	Category	ECL	amount	allowance	amount
				US$	US$	US$
December 31, 2025
Trade receivables	12	Note 1	Lifetime ECL -simplified	2,971,932	(457,557)	2,514,375
Deposits	12	I	12-month ECL	5,489,917	-	5,489,917
Other receivables	12	I	12-month ECL	154,162	-	154,162
					(457,557)

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

22.	Financial risk management (Continued)

a)	Credit risk (Continued)

			12-month	Gross		Net
			or lifetime	carrying	Loss	carrying
	Note	Category	ECL	amount	allowance	amount
				S$	S$	S$
December 31, 2025
Trade receivables	12	Note 1	Lifetime ECL -simplified	3,821,607	(588,373)	3,233,234
Deposits	12	I	12-month ECL	7,105,501	-	7,105,501
Other receivables	12	I	12-month ECL	198,237	-	198,237
					(588,373)

June 30, 2025 (Audited)
Trade receivables	12	Note 1	Lifetime ECL -simplified	2,740,055	(588,373)	2,151,682
Deposits	12	I	12-month ECL	6,996,631	-	6,996,631
Other receivables	12	I	12-month ECL	134,188	-	134,188
					(588,373)

Trade receivables (Note 1)

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. The Group determines the ECL by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions.

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

22.	Financial risk management (Continued)

a)	Credit risk (Continued)

	Trade receivables
	Days past due
	Not past
	due	1 – 60 days	61 – 120 days	> 120 days	> 365 days	Total
	US$	US$	US$	US$	US$	US$

December 31, 2025
ECL rate	7%	11%	22%	26%	26%
Estimated total gross carrying amount at	693,923	1,130,636	312,436	396,665	438,271	2,971,931
ECL	(49,180)	(124,348)	(69,443)	(101,929)	(112,656)	(457,556)
						2,514,375

	Trade receivables
	Days past due
	Not past
	due	1 – 60 days	61 – 120 days	> 120 days	> 365 days	Total
	S$	S$	S$	S$	S$	S$

December 31, 2025
ECL rate	7%	11%	22%	26%	26%
Estimated total gross carrying amount at	892,316	1,453,885	401,761	510,072	563,573	3,821,607
ECL	(63,241)	(159,899)	(89,297)	(131,071)	(144,865)	(588,373)
						3,233,234

June 30, 2025 (Audited)
ECL rate	15%	54%	54%	59%	59%
Estimated total gross carrying amount at	804,724	979,987	244,561	386,405	324,378	2,740,055
ECL	(116,455)	(174,010)	(68,020)	(135,819)	(94,069)	(588,373)
Other receivables	-	15,760	31,496	18,146	68,786	134,188
						2,285,870

Information regarding movement of loss of allowance of trade receivables is disclosed in Note 12.

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

22.	Financial risk management (Continued)

a)	Credit risk (Continued)

Excessive risk concentration

Concentrations arise when a number of counterparties are engaged in similar business activities, or activities in the same geographical region, or have economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic, political or other conditions. Concentrations indicate the relative sensitivity of the Group’s performance to developments affecting a particular industry.

Exposure to credit risk

The Group have no significant concentration of credit risk other than those balances with related company comprising 1% (June 30, 2025: 1%) of trade receivables. The Group has credit policies and procedures in place to minimise and mitigate its credit risk exposure.

Other receivables, amount due from a director and related parties

The Group assessed the latest performance and financial position of the counterparties, adjusted for the future outlook of the industry in which the counterparties operate in, and concluded that there has been no significant increase in the credit risk since the initial recognition of the financial assets. Accordingly, the Group measured the impairment loss allowance using 12-month ECL and determined that the ECL is insignificant.

b)	Market risk

Market risk is the risk that changes in market prices, such as interest rates and foreign exchange rates will affect the Group’s income. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return on risk.

Foreign currency risk

The Group’s foreign exchange risk results mainly from cash flows from transactions denominated in foreign currencies. At present, the Group does not have any formal policy for hedging against currency risk. The Group ensures that the net exposure is kept to an acceptable level by buying or selling foreign currencies at spot rates, where necessary, to address short term imbalances.

The Group has transactional currency exposures arising from sales or purchases that are denominated in a currency other than the functional currency of the Group.

The Group determined that sensitivity to the exchange rate changes does not impose significant impact on the results and operations of the Group.

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

22.	Financial risk management (Continued)

b)	Market risk (Continued)

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of the Group’s financial instruments will fluctuate because of changes in market interest rates. The Group’s exposure to interest rate risk arises primarily from fixed deposits. These transactions and balances were not significant.

The Group does not expect any significant effect on the Group’s profit or loss arising from the effects of reasonably possible changes to interest rates on interest bearing financial instruments at the end of the financial year due to those interest-bearing assets and liabilities are insignificant.

c)	Liquidity risk

Liquidity risk refers to the risk that the Group will encounter difficulties in meeting its short-term obligations due to shortage of funds. The Group’s exposure to liquidity risk arises primarily from mismatches of the maturities of financial assets and liabilities. It is managed by matching the payment and receipt cycles. The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of standby credit facilities. The Group finances its working capital requirements through funds generated from operations of the Group. Management is satisfied that funds are available to finance the operation of the Group.

Analysis of financial instruments by remaining contractual maturities

The table below summarises the maturity profile of the Group’s financial assets and liabilities at the reporting date based on contractual undiscounted repayment obligations.

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	US$	US$	US$	US$
December 31, 2025
Financial assets
Trade and other receivables	8,158,454	8,158,454	8,158,454	-
Amount due from shareholder	1,062,684	1,062,684	1,062,684	-
Amount due from third party	272,183	272,183	272,183	-
Cash and cash equivalents	1,044,640	1,044,640	1,044,640	-
Total undiscounted financial assets	10,537,961	10,537,961	10,537,961	-

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

22.	Financial risk management (Continued)

c)	Liquidity risk (Continued)

Analysis of financial instruments by remaining contractual maturities (Continued)

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	US$	US$	US$	US$
December 31, 2025 -Continued
Financial liabilities
Trade and other payables	2,690,104	2,690,104	2,690,104	-
Lease liabilities	4,702,129	4,869,009	1,687,392	3,181,617
Amount due to related parties	690,384	690,384	690,384	-
Borrowings	2,276,603	2,609,264	894,803	1,714,461
Total undiscounted financial liabilities	10,359,220	10,858,761	5,962,683	4,896,078

Total net undiscounted financial assets	178,741	(320,800)	4,575,278	(4,896,078)

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	S$	S$	S$	S$
December 31, 2025
Financial assets
Trade and other receivables	10,536,972	10,536,972	10,536,972	-
Amount due from shareholder	1,366,505	1,366,505	1,366,505	-
Amount due from third party	350,000	350,000	350,000	-
Cash and cash equivalents	1,343,303	1,343,303	1,343,303	-
Total undiscounted financial assets	13,596,780	13,596,780	13,596,780	-

Financial liabilities
Trade and other payables	3,674,814	3,674,814	3,674,814	-
Lease liabilities	6,046,468	6,261,059	2,169,818	4,091,241
Amount due to related parties	887,764	887,764	887,764	-
Borrowings	2,927,484	3,355,253	1,150,627	2,204,626
Total undiscounted financial liabilities	13,536,530	14,178,890	7,883,023	6,295,867

Total net undiscounted financial assets	(1,559,747)	(1,559,747)	5,713,757	(6,295,867)

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

22.	Financial risk management (Continued)

c)	Liquidity risk (Continued)

Analysis of financial instruments by remaining contractual maturities (Continued)

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	S$	S$	S$	S$
June 30, 2025 (Audited)
Financial assets
Trade and other receivables	8,924,312	8,924,312	8,924,312	-
Cash and cash equivalents	3,044,466	3,044,466	3,044,466	-
Total undiscounted financial assets	11,968,778	11,968,778	11,968,778	-

Financial liabilities
Trade and other payables	6,295,147	6,295,147	6,295,147	-
Lease liabilities	5,016,475	5,244,654	2,210,787	3,033,867
Amount due to related parties	1,450,305	1,450,305	1,450,305	-
Borrowings	61,371	61,371	61,371	-
Total undiscounted financial liabilities	12,823,298	13,051,477	10,017,610	3,033,867

Total net undiscounted financial assets/ -liabilities	(854,520)	(1,082,699)	1,951,168	(3,033,867)

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025